Property, plant and equipment - Summary of Property, plant and equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₨ 437,593		₨ 342,036
Charge for the year	14,032	$ 171	12,198	₨ 10,615
Property, plant and equipment	538,355	6,550	437,593	342,036
Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,230		10,531
Property, plant and equipment	13,881	169	13,230	10,531
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	402,110		320,865
Property, plant and equipment	410,409	4,993	402,110	320,865
Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	87		56
Property, plant and equipment	93	1	87	56
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30		57
Property, plant and equipment	18	0	30	57
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29		29
Property, plant and equipment	44	1	29	29
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40		37
Property, plant and equipment	47	1	40	37
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	88		56
Property, plant and equipment	140	2	88	56
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,979		10,405
Property, plant and equipment	113,723	$ 1,384	21,979	10,405
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	490,216		383,255	371,873
Additions during the year	135,048		172,649	54,573
Acquisition of subsidiaries				2,560
Asset acquisition			21,739
Adjustments during the year	(142)		(490)	(290)
Assets held for sale			(228)
Disposal of subsidiary			(6,071)	(14,999)
Disposals during the year	(251)		(253)	(286)
Capitalised during the year	(19,850)		(80,385)	(30,176)
Property, plant and equipment	605,021		490,216	383,255
Cost | Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,230		10,531	9,890
Additions during the year	710		830	603
Acquisition of subsidiaries				57
Asset acquisition			1,806
Adjustments during the year	(28)		64	(19)
Disposal of subsidiary			(1)
Disposals during the year	(31)
Property, plant and equipment	13,881		13,230	10,531
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	454,431		361,853	343,679
Additions during the year	22,383		79,195	31,179
Acquisition of subsidiaries				2,500
Asset acquisition			19,906
Adjustments during the year	(114)		(198)	(265)
Assets held for sale			(228)
Disposal of subsidiary			(5,976)	(14,998)
Disposals during the year	(21)		(121)	(242)
Property, plant and equipment	476,679		454,431	361,853
Cost | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	115		77	65
Additions during the year	15		14	12
Asset acquisition			24
Property, plant and equipment	130		115	77
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	135		135	130
Additions during the year	8			5
Property, plant and equipment	143		135	135
Cost | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84		74	67
Additions during the year	32		14	9
Acquisition of subsidiaries				1
Asset acquisition			2
Adjustments during the year			(1)	(1)
Disposal of subsidiary			(2)	(1)
Disposals during the year	(3)		(3)	(1)
Property, plant and equipment	113		84	74
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77		65	57
Additions during the year	15		13	7
Acquisition of subsidiaries				1
Asset acquisition			0
Adjustments during the year			1
Disposal of subsidiary			(2)
Disposals during the year	(1)
Property, plant and equipment	91		77	65
Cost | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	165		115	86
Additions during the year	101		50	33
Acquisition of subsidiaries				1
Asset acquisition			1
Adjustments during the year			(1)	(1)
Disposal of subsidiary			0	0
Disposals during the year	(5)		0	4
Property, plant and equipment	261		165	115
Cost | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,979		10,405	17,899
Additions during the year	111,784		92,533	22,725
Adjustments during the year			(355)	(4)
Disposal of subsidiary			(90)
Disposals during the year	(190)		(129)	(39)
Capitalised during the year	(19,850)		(80,385)	(30,176)
Property, plant and equipment	113,723		21,979	10,405
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52,623		41,219	31,228
Charge for the year	14,032		12,198	10,615
Depreciation capitalised during the year	20		31	32
Adjustments during the year	0		(1)
Assets held for sale			47
Disposal of subsidiary			(736)	(616)
Disposals during the year	(9)		(41)	40
Property, plant and equipment	66,666		52,623	41,219
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52,320		40,988	31,066
Charge for the year	13,950		12,148	10,568
Depreciation capitalised during the year	1		4	4
Adjustments during the year	0
Assets held for sale			47
Disposal of subsidiary			(734)	(615)
Disposals during the year	(1)		(39)	(35)
Property, plant and equipment	66,270		52,320	40,988
Accumulated depreciation | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28		21	18
Charge for the year	9		7	3
Property, plant and equipment	37		28	21
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	105		78	51
Charge for the year	15		18	14
Depreciation capitalised during the year	5		9	13
Property, plant and equipment	125		105	78
Accumulated depreciation | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	56		45	32
Charge for the year	13		9	9
Depreciation capitalised during the year	3		6	6
Adjustments during the year	0		(1)
Disposal of subsidiary			1	(1)
Disposals during the year	3		2	1
Property, plant and equipment	69		56	45
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	36		28	17
Charge for the year	7		6	9
Depreciation capitalised during the year	1		2	2
Adjustments during the year	0		1
Disposal of subsidiary			1
Disposals during the year	0
Property, plant and equipment	44		36	28
Accumulated depreciation | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	78		59	44
Charge for the year	38		10	12
Depreciation capitalised during the year	10		10	7
Adjustments during the year			(1)
Disposal of subsidiary			0	0
Disposals during the year	5		0	4
Property, plant and equipment	₨ 121		₨ 78	₨ 59